SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
The following disclosure supplements the table in the “Transaction Fees” sub-section of the “Investing in the Funds” section in the fund’s prospectus:
Effective March 22, 2022, the standard and maximum transaction fees for the creation or redemption of a Creation Unit of the fund will be reduced from $10,000 to $0.
Please Retain This Supplement for Future Reference
March 17, 2022
PROSTKR22-25